ASSETS AND LIABILITIES HELD FOR SALE - Disposal of senegal assets (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 25, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents		$ 367.1	$ 407.8	$ 544.9
Property, plant and equipment		3,496.5	2,598.0
Other non-current assets		76.3	128.8
Accounts payable and accrued liabilities		(317.6)	(294.1)
Non-controlling interests		58.1	76.0
Assets		4,537.9	4,425.1
Net earnings (loss) from discontinued operations		6.3	(16.4)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Assets		34.6	785.6
Net earnings (loss) from discontinued operations		$ 6.3	$ (16.4)
Senegal Assets | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 165.6
Portion of deferred consideration received consisting of cash and cash equivalents	32.0
Transaction Costs Related To Disposal Of Subsidiaries	(3.7)
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	193.9
Net earnings (loss) from discontinued operations	109.1
Assets and liabilities classified as held for sale | Senegal Assets | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	1.4
Property, plant and equipment	83.3
Other non-current assets	1.1
Accounts payable and accrued liabilities	(0.6)
Net carrying amount	85.2
Non-controlling interests	(0.4)
Assets	$ 84.8